Other Non-current Assets and Trade and Other Current Assets - Summary of Trade and Other Noncurrent Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Trade and other non-current receivables [abstract]
Data-center-related prepaid expenses	€ 4,305	€ 2,708		€ 3,507
Rental and other supplier deposits	4,069	3,736		3,056
Collateralized cash	3,524	3,529		3,328
Deferred setup cost	2,413	2,806		1,502
Deferred financing costs	1,741			142
Deferred rent related stamp duties	791	895		379
Other non-current assets	€ 16,843	€ 13,674	[1]	€ 11,914	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.